Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross revenues	R$ 32,198,639
PIS/Pasep and Cofins	(2,648,382)
ICMS (VAT)	(3,945,668)
Sectorial Charges	(3,670,454)
Service tax	(6,414)
Net Revenue	21,927,721	R$ 23,984,287	R$ 18,633,249
Electricity Sales To Final Customers [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	11,392,957	12,296,456	9,524,897
PIS/Pasep and Cofins	(865,989)
ICMS (VAT)	(2,042,838)
Sectorial Charges	(974,093)
Service tax
Net Revenue	7,510,037	7,237,677	6,652,824
Electricity Sales To Distributors [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	4,644,150	7,034,152	4,330,982
PIS/Pasep and Cofins	(650,271)
ICMS (VAT)	(18,876)
Sectorial Charges	(62,086)
Service tax
Net Revenue	3,912,917	6,051,854	3,779,830
Use Of The Main Distribution And Transmission Grid [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	9,843,657	10,088,231	8,780,612
PIS/Pasep and Cofins	(784,691)
ICMS (VAT)	(1,595,850)
Sectorial Charges	(2,634,275)
Service tax
Net Revenue	4,828,841	5,295,074	4,372,596
Construction Income [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	2,176,158	1,951,559	1,414,067
PIS/Pasep and Cofins
ICMS (VAT)
Sectorial Charges
Service tax
Net Revenue	2,176,158	1,951,559	1,414,067
Fair Value Of Assets From The Indemnity For The Concession [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	89,941	142,642	57,341
PIS/Pasep and Cofins
ICMS (VAT)
Sectorial Charges
Service tax
Net Revenue	89,941	142,642	57,341
Distribution Of Piped Gas 1 [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	1,669,588
PIS/Pasep and Cofins	(121,925)
ICMS (VAT)	(288,104)
Sectorial Charges
Service tax	(63)
Net Revenue	1,259,496	712,267	502,655
Sectorial Financial Assets And Liabilities Result [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	1,847,863
PIS/Pasep and Cofins	(170,927)
ICMS (VAT)
Sectorial Charges
Service tax
Net Revenue	1,676,936	2,270,859	676,939
Other Operating Revenue [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	534,325
PIS/Pasep and Cofins	(54,579)
ICMS (VAT)
Sectorial Charges
Service tax	(6,351)
Net Revenue	473,395	322,355	366,434
Recovery Of Pis Pasep And Cofins On I C M S [Member]
IfrsStatementLineItems [Line Items]
Gross revenues
PIS/Pasep and Cofins
ICMS (VAT)
Sectorial Charges
Service tax
Net Revenue			R$ 810,563